Supplementary Insurance Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	$ 434.5	[1]	$ 433.6	[1]	$ 417.2	[1]
Future policy benefits, losses, claims, and loss expenses	7,838.4	[1]	7,245.8	[1]	7,071.0	[1]
Unearned premiums	4,930.7	[1]	4,579.4	[1]	4,353.8	[1]
Other policy claims and benefits payable	0	[1]	0	[1]	0	[1]
Premium revenue	16,018.0		14,902.8		14,314.8
Net investment income	427.6	[1],[2]	466.5	[1],[2]	508.2	[1],[2]
Benefits, claims, losses, and settlement expenses	11,948.0		10,634.8		10,131.3
Amortization of deferred policy acquisition costs	1,436.6		1,399.2		1,359.9
Other operating expenses	2,206.3		2,088.0		1,992.3
Net premiums written	16,372.7		15,146.6		14,476.8
Personal Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	14,368.1		13,431.1		12,826.9
Benefits, claims, losses, and settlement expenses	10,745.3		9,615.2		9,159.6
Amortization of deferred policy acquisition costs	1,250.4		1,231.9		1,188.1
Other operating expenses	2,010.5		1,915.6		1,814.7
Net premiums written	14,636.8		13,612.2		13,024.4
Commercial Auto
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	1,649.0		1,467.1		1,474.2
Benefits, claims, losses, and settlement expenses	1,196.6		1,010.7		958.6
Amortization of deferred policy acquisition costs	186.2		166.6		167.9
Other operating expenses	195.2		171.9		177.9
Net premiums written	1,735.9		1,534.3		1,449.5
Other Indemnity
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue	0.9		4.6		13.7
Benefits, claims, losses, and settlement expenses	6.1		8.9		13.1
Amortization of deferred policy acquisition costs	0		0.7		3.9
Other operating expenses	0.6		0.5		(0.3)
Net premiums written	$ 0		$ 0.1		$ 2.9

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.